AIG Life & Retirement

Legal Department

SunAmerica Asset Management, LLC Harborside 5 185 Hudson Street, Suite 3300 Jersey City, NJ 07311 201.324.6378 201.324.6364 fax edward.gizzi@aig.com Edward Gizzi Assistant General Counsel

VIA EDGAR

December 11, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SunAmerica Income Funds — AIG Flexible Credit Fund (the “Fund”)

Registration No.: 033-06502

Ladies and Gentlemen:

On behalf of SunAmerica Income Funds, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The exhibits mirror the risk/return summary information in the supplement dated November 19, 2018 to the Fund’s prospectus for Class A, Class C and Class W shares filed pursuant to Rule 497(e) under the 1933 Act on November 19, 2018 (SEC Accession No. 0001193125-18-330435).

Should you have any comments or questions, please contact the undersigned at 201.324.6378.

Very truly yours,

/s/ EDWARD GIZZI
Edward Gizzi